Share-Based Payments - Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Options on a Per-common-share Basis (Detail)	12 Months Ended
	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 JPY (¥) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Forfeited	0	0	0
Common stock options [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Beginning balance	5,577,000	22,911,500	9,848,000
Number of shares, Granted		2,386,000
Number of shares, Forfeited	(983,200)	(7,000)	(239,500)
Number of shares, Exercised	(855,500)	(19,713,500)	(2,533,500)
Number of shares, Expired	0	0	0
Number of shares, Conversion between Common Stock Options and Class A Stock Options | shares			15,836,500
Number of shares, Ending balance	3,738,300	5,577,000	22,911,500
Number of shares, Exercisable	2,701,400	3,191,000	17,321,500
Weighted average exercise prices, Beginning balance	¥ 2,421	¥ 653	¥ 827
Weighted average exercise prices, Granted		4,206
Weighted average exercise prices, Forfeited	4,178	1,320	1,137
Weighted average exercise prices, Exercised	1,171	583	691
Weighted average exercise prices, Expired	0	0	0
Weighted average exercise prices, Conversion between Common Stock Options and Class A Stock Options			558
Weighted average exercise prices, Ending balance	2,245	2,421	653
Weighted average exercise prices, Exercisable	¥ 1,492	¥ 1,086	¥ 438
Class A stock options [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Beginning balance			15,836,500
Number of shares, Expired			0
Number of shares, Conversion between Common Stock Options and Class A Stock Options | shares			(15,836,500)
Weighted average exercise prices, Beginning balance			¥ 558
Weighted average exercise prices, Expired			0
Weighted average exercise prices, Conversion between Common Stock Options and Class A Stock Options			¥ 558